Significant Accounting Policies (Details) - Schedule of annual depreciation rates	12 Months Ended
Dec. 31, 2021
Significant Accounting Policies (Details) - Schedule of annual depreciation rates [Line Items]
Computers and peripherals and equipment	33.00%
Leasehold improvements	The shorter of the lease term and the useful life
Bottom of Range [Member]
Significant Accounting Policies (Details) - Schedule of annual depreciation rates [Line Items]
Office furniture and equipment	7.00%
Top of Range [Member]
Significant Accounting Policies (Details) - Schedule of annual depreciation rates [Line Items]
Office furniture and equipment	15.00%